Madison Gas and Electric Company Consolidated Statements of Common Equity (Unaudited) (USD $) In Thousands	Total USD ($)	MGE [Member] USD ($)	Common Stock [Member]	Common Stock [Member] MGE [Member] USD ($)	Additional Paid-In Capital [Member] MGE [Member] USD ($)	Retained Earnings [Member] MGE [Member] USD ($)	Accumulated Other Comprehensive (Loss)/ Income [Member] USD ($)	Accumulated Other Comprehensive (Loss)/ Income [Member] MGE [Member] USD ($)	Noncontrolling Interest [Member] MGE [Member] USD ($)
Beginning balance, value at Dec. 31, 2011		$ 527,277		$ 17,348	$ 192,417	$ 203,114		$ 47	$ 114,351
Beginning balance, shares at Dec. 31, 2011			23,114	17,348
Net Income		30,504				18,352			12,152
Other comprehensive income (loss)	43	(23)					43	(23)
Cash dividends paid to parent by MGE		(13,456)				(13,456)
Equity contribution received by noncontrolling interest		888							888
Distributions to parent from noncontrolling interest		(8,500)							(8,500)
Ending balance, value at Jun. 30, 2012		536,690		17,348	192,417	208,010		24	118,891
Ending balance, shares at Jun. 30, 2012			23,114	17,348
Beginning balance, value at Mar. 31, 2012
Net Income		14,290
Ending balance, value at Jun. 30, 2012		536,690		17,348	192,417
Ending balance, shares at Jun. 30, 2012			23,114	17,348
Beginning balance, value at Dec. 31, 2012		550,766		17,348	192,417	223,527		4	117,470
Beginning balance, shares at Dec. 31, 2012			23,114	17,348
Net Income		36,525				22,839			13,686
Other comprehensive income (loss)	140	28					140	28
Cash dividends paid to parent by MGE		0
Equity contribution received by noncontrolling interest		710							710
Distributions to parent from noncontrolling interest		(15,750)							(15,750)
Ending balance, value at Jun. 30, 2013		572,279		17,348	192,417	246,366		32	116,116
Ending balance, shares at Jun. 30, 2013			23,114	17,348
Beginning balance, value at Mar. 31, 2013
Net Income		13,965
Ending balance, value at Jun. 30, 2013		$ 572,279		$ 17,348	$ 192,417
Ending balance, shares at Jun. 30, 2013			23,114	17,348